UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Discovery Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                              Shares              Value ($)
                                                                                   ----------------------------------------
Common Stocks 97.3%
Australia 1.9%
Macquarie Bank Ltd.                                                                          189,704             7,185,352
QBE Insurance Group Ltd.                                                                     309,887             3,666,029
                                                                                                                ----------
(Cost $3,945,054)                                                                                               10,851,381

Austria 0.4%
Wienerberger AG                                                                               48,700             2,246,153
(Cost $1,546,916)                                                                                               ----------

Brazil 1.9%
Aracruz Celulose SA "B" (ADR)                                                                184,700             6,455,265
Empresa Brasiliera de Aeronautica SA (Preferred)(ADR)                                        142,412             4,535,822
                                                                                                                ----------
(Cost $7,990,114)                                                                                               10,991,087

Canada 2.0%
ING Canada, Inc.*                                                                            135,900             3,541,076
OPTI Canada, Inc.* (c)                                                                       103,600             1,710,320
ZENON Environmental, Inc.*                                                                   350,600             6,271,055
                                                                                                                ----------
(Cost $10,722,854)                                                                                              11,522,451

Denmark 0.9%
GN Store Nord A/S                                                                            492,500             5,311,068
(Cost $4,971,611)                                                                                               ----------

France 4.3%
Autoroutes du Sud de la France (c)                                                           174,918             9,518,610
Camaieu                                                                                       24,112             2,850,744
Flamel Technologies SA (ADR)* (c)                                                            278,800             4,896,007
JC Decaux SA*                                                                                288,654             7,706,149
                                                                                                                ----------
(Cost $14,315,114)                                                                                              24,971,510

Germany 10.6%
Deutsche Boerse AG (c)                                                                       198,361            12,338,556
Fresenius Medical Care AG (c)                                                                198,047            16,037,967
Hypo Real Estate Holdings AG*                                                                184,696             7,316,777
Puma AG                                                                                       41,693            10,269,633
Rational AG (c)                                                                               28,792             2,973,401
Stada Arzneimittel AG (c)                                                                    220,650             6,406,563
United Internet AG                                                                           118,474             3,081,397
Wincor Nixdorf AG*                                                                            30,500             2,442,662
                                                                                                                ----------
(Cost $33,885,372)                                                                                              60,866,956

Greece 5.5%
Alpha Bank AE                                                                                219,320             7,439,131
Coca-Cola Hellenic Bottling Co. SA                                                           236,600             5,609,536
Germanos SA                                                                                  149,700             4,626,124
Greek Organization of Football Prognostics                                                   109,400             2,924,562
Piraeus Bank SA*                                                                             335,900             6,175,688
Titan Cement Co.                                                                             145,800             4,746,792
                                                                                                                ----------
(Cost $21,747,107)                                                                                              31,521,833

Hong Kong 2.6%
Kingboard Chemical Holdings Ltd.                                                           2,656,700             5,896,529
Midland Realty Holdings Ltd.                                                               5,153,200             2,515,609
Wing Hang Bank Ltd.                                                                        1,022,400             6,535,227
                                                                                                                ----------
(Cost $10,983,671)                                                                                              14,947,365

India 0.5%
Mahindra & Mahindra Ltd.                                                                     235,000             2,908,949
(Cost $2,614,222)                                                                                               ----------

Ireland 7.7%
Anglo Irish Bank Corp., PLC                                                                1,077,078            26,252,066
ICON PLC (ADR)*                                                                               68,800             2,416,256
Irish Continental Group PLC*                                                                 166,455             2,642,439
Jurys Doyle Hotel Group PLC                                                                  548,135             9,357,591
Ryanair Holdings PLC*                                                                        472,000             3,878,868
                                                                                                                ----------
(Cost $10,794,016)                                                                                              44,547,220

Japan 6.8%
AEON Credit Services Co., Ltd. (c)                                                            76,700             5,382,180
AEON Mall Co., Ltd. (c)                                                                       78,000             5,996,705
JAFCO Co., Ltd.                                                                               52,200             3,531,847
Matsui Securities Co., Ltd. (c)                                                              106,300             3,790,067
Nidec Corp. (c)                                                                               87,000             9,778,352
Park24 Co., Ltd.* (c)                                                                        214,000             4,228,941
Sumitomo Realty & Development Co., Ltd.                                                      451,000             6,315,961
                                                                                                                ----------
(Cost $28,094,716)                                                                                              39,024,053

Korea 0.9%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                           166,600             3,001,490
Korea Information Service, Inc.                                                               90,600             2,056,732
                                                                                                                ----------
(Cost $4,939,981)                                                                                                5,058,222

Netherlands 4.0%
Chicago Bridge & Iron Co., NV (New York Shares)                                              126,600             4,785,480
IHC Caland NV                                                                                128,431             8,105,195
Vedior NV                                                                                    574,283            10,192,306
                                                                                                                ----------
(Cost $15,123,476)                                                                                              23,082,981

Norway 0.7%
Tandberg ASA (c)                                                                             357,300             3,861,063
(Cost $1,770,809)                                                                                               ----------

Russia 1.0%
Mobile Telesystems (ADR) (c)                                                                 164,400             5,915,112
(Cost $1,166,505)                                                                                               ----------

Spain 1.6%
ACS, Actividades de Construccion y Servicios SA                                              242,400             6,077,016
Amadeus Global Travel Distribution SA "A"                                                    350,400             3,303,401
                                                                                                                ----------
(Cost $5,435,577)                                                                                                9,380,417

Sweden 1.0%
Eniro AB (c)                                                                                 474,400             4,735,527
Micronic Laser Systems AB* (c)                                                               153,500             1,302,055
                                                                                                                ----------
(Cost $4,468,668)                                                                                                6,037,582

Switzerland 0.5%
Micronas Semiconductor Holdings AG (Foreign Registered)*                                      61,272             2,760,333
(Cost $2,573,128)                                                                                               ----------

Taiwan 1.5%
Compal Electronics, Inc.                                                                   4,396,805             4,140,984
Siliconware Precision Industries Co.                                                       6,036,800             4,758,661
                                                                                                                ----------
(Cost $10,531,350)                                                                                               8,899,645

Thailand 0.8%
Bangkok Bank PCL (Foreign Registered)                                                      1,472,100             4,429,665
(Cost $3,677,584)                                                                                               ----------

United Kingdom 4.8%
Aegis Group PLC                                                                            2,798,455             5,533,130
ARM Holdings PLC                                                                           1,731,900             3,208,348
Group 4 Securicor PLC* (c)                                                                 1,072,560             2,856,154
John Wood Group PLC                                                                          733,978             2,004,902
Misys PLC                                                                                    698,048             2,832,961
Taylor Nelson Sofres PLC                                                                   1,364,918             5,786,475
Viridian Group PLC                                                                           389,053             5,570,720
                                                                                                                ----------
(Cost $31,288,362)                                                                                              27,792,690

United States 35.4%
Advance Auto Parts, Inc.*                                                                    190,800             8,223,480
Affiliated Computer Services, Inc. "A"* (c)                                                   78,600             4,259,334
Allegheny Energy, Inc.*                                                                      463,700             8,967,958
Applied Micro Circuits Corp.*                                                                555,400             1,838,374
Caremark Rx, Inc.*                                                                           286,900            11,217,790
Carter's, Inc.*                                                                              154,900             5,663,144
Celgene Corp.* (c)                                                                           195,000             5,331,300
Diebold, Inc.                                                                                144,700             7,790,648
EOG Resources, Inc.                                                                           77,500             5,754,375
Fiserv, Inc.*                                                                                211,614             8,094,235
Foundation Coal Holdings, Inc.*                                                               41,100               902,145
FTI Consulting, Inc.*                                                                        203,850             3,954,690
Gentex Corp. (c)                                                                             118,400             4,005,472
GTECH Holdings Corp.                                                                         328,600             7,682,668
Harman International Industries, Inc.                                                         87,300            10,620,045
Harris Interactive, Inc.*                                                                    370,500             2,763,930
Invitrogen Corp.*                                                                             91,300             6,273,223
Joy Global, Inc.                                                                             121,500             3,393,495
Kenneth Cole Productions, Inc. "A"                                                           102,000             2,722,380
Lam Research Corp.*                                                                          112,700             3,015,852
LECG Corp.*                                                                                  147,100             2,628,677
Legg Mason, Inc. (c)                                                                         200,765            15,505,081
Mercury Interactive Corp.* (c)                                                               115,200             5,042,304
New York & Co., Inc.*                                                                        310,900             5,440,750
optionsXpress Holdings, Inc.*                                                                 27,800               563,784
P.F. Chang's China Bistro, Inc.*                                                             110,700             6,153,813
Par Pharmaceutical Cos., Inc.*                                                               129,200             4,896,680
Prospect Partners LP*                                                                              3                82,401
Rowan Companies, Inc.*                                                                       102,600             2,889,216
Spinnaker Exploration Co.*                                                                    70,700             2,318,253
Symbol Technologies, Inc.                                                                    280,075             5,125,373
Telik, Inc.*                                                                                 101,700             1,934,334
The First Marblehead Corp.*                                                                  178,600            11,489,338
Thoratec Corp.*                                                                              269,100             2,677,545
THQ, Inc.*                                                                                   285,200             6,345,700
W&T Offshore, Inc.*                                                                           39,400               717,080
Waters Corp.*                                                                                151,600             7,440,528
Zions Bancorp.                                                                               149,000            10,105,180
                                                                                                               -----------
(Cost $146,691,024)                                                                                            203,830,575


Total Common Stocks (Cost $379,277,231)                                                                        560,758,311
                                                                                                               -----------
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd.*
(Cost $2,107)                                                                                227,670               109,459
                                                                                                               -----------
Securities Lending Collateral 18.6%
Daily Assets Fund Institutional, 2.35% (b)(d)
(Cost $106,917,703)                                                                      106,917,703           106,917,703
                                                                                                               -----------
Cash Equivalents 3.1%
Scudder Cash Management QP Trust, 2.30% (a)
(Cost $18,049,946)                                                                        18,049,946            18,049,946
                                                                                                               -----------

                                                                                                % of
                                                                                          Net Assets              Value ($)
                                                                                          ----------              ---------

Total Investment Portfolio  (Cost $504,246,987)                                                119.0           685,835,419
Other Assets and Liabilities, Net                                                              -19.0          -109,699,562
                                                                                                               -----------
Net Assets                                                                                     100.0           576,135,857
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $102,569,778, which is 17.8% of net assets.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

At January 31, 2004, the Scudder Global Discovery Fund Fund had the following sector diversification:
                                                                      As a % of
                                                                     Investment
Sector                                      Value ($)                 Portfolio
--------------------------------------------------------------------------------
Financials                                    140,370,948                 20.5%
Consumer Discretionary                        109,974,566                 16.0%
Industrials                                    89,673,229                 13.1%
Information Technology                         88,779,771                 12.9%
Health Care                                    69,528,193                 10.1%
Materials                                      18,110,190                  2.7%
Energy                                         15,394,146                  2.2%
Utilities                                      14,538,678                  2.1%
Consumer Staples                                8,582,937                  1.3%
Telecommunication Services                      5,915,112                  0.9%
                                                               -----------------
Total Common and Preferred Stocks             560,867,770                 81.8%
                                                               -----------------
Cash Equivalents                               18,049,946                  2.6%
Securities Lending Collateral                 106,917,703                 15.6%
                                                               -----------------
Total Investment Portfolio                    685,835,419                100.0%
                                                               -----------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Discovery Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global Discovery Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005